Document and Entity Information	Jul. 03, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2023
Entity File Number	001-41468
Entity Registrant Name	D-Wave Quantum Inc.
Entity Central Index Key	0001907982
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1068854
Entity Address, Address Line One	3033 Beta Avenue
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5G 4M9
City Area Code	604
Local Phone Number	630-1428
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	QBTS
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for 1.4541326 shares of common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for 1.4541326 shares of common stock at an exercise price of $11.50
Trading Symbol	QBTS.WT
Security Exchange Name	NYSE